Average balance sheet and interest rates - Assets (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Interest earning assets and interest income
Average balance	$ 819,456	$ 821,718	$ 798,924
Interest income	$ 22,278	$ 27,047	$ 33,222
Average rate %	2.70%	3.30%	4.20%
Non-interest earning assets
Average balance	$ 86,599	$ 98,362	$ 95,800
Total assets
Average balance	906,055	920,080	894,724
Collateral paid | Australia
Interest earning assets and interest income
Average balance	10,748	13,555	8,428
Interest income	$ 7	$ 56	$ 152
Average rate %	0.10%	0.40%	1.80%
Collateral paid | New Zealand
Interest earning assets and interest income
Average balance	$ 372	$ 373	$ 364
Interest income		$ 3	$ 7
Average rate %		0.80%	1.90%
Collateral paid | Other overseas
Interest earning assets and interest income
Average balance	1,108	$ 1,804	$ 2,031
Interest income	$ 9	$ 16	$ 42
Average rate %	0.80%	0.90%	2.10%
Trading securities and financial assets measured at FVIS | Australia
Interest earning assets and interest income
Average balance	$ 16,659	$ 20,300	$ 20,691
Interest income	$ 116	$ 217	$ 468
Average rate %	0.70%	1.10%	2.30%
Trading securities and financial assets measured at FVIS | New Zealand
Interest earning assets and interest income
Average balance	$ 3,881	$ 4,728	$ 3,862
Interest income	$ 28	$ 47	$ 85
Average rate %	0.70%	1.00%	2.20%
Trading securities and financial assets measured at FVIS | Other overseas
Interest earning assets and interest income
Average balance	$ 3,251	$ 4,601	$ 4,521
Interest income	$ 48	$ 95	$ 109
Average rate %	1.50%	2.10%	2.40%
Investment securities | Australia
Interest earning assets and interest income
Average balance	$ 81,665	$ 71,402	$ 56,875
Interest income	$ 1,104	$ 1,347	$ 1,691
Average rate %	1.40%	1.90%	3.00%
Investment securities | New Zealand
Interest earning assets and interest income
Average balance	$ 4,492	$ 3,921	$ 3,850
Interest income	$ 74	$ 96	$ 130
Average rate %	1.60%	2.40%	3.40%
Investment securities | Other overseas
Interest earning assets and interest income
Average balance	$ 1,552	$ 2,858	$ 3,062
Interest income	$ 22	$ 78	$ 98
Average rate %	1.40%	2.70%	3.20%
Loans and other receivables | Australia
Interest earning assets and interest income
Average balance	$ 585,416	$ 585,643	$ 589,427
Interest income	$ 17,859	$ 21,315	$ 25,931
Average rate %	3.10%	3.60%	4.40%
Loans and other receivables | New Zealand
Interest earning assets and interest income
Average balance	$ 91,732	$ 85,184	$ 79,255
Interest income	$ 2,747	$ 3,237	$ 3,650
Average rate %	3.00%	3.80%	4.60%
Loans and other receivables | Other overseas
Interest earning assets and interest income
Average balance	$ 14,437	$ 27,349	$ 26,558
Interest income	$ 136	$ 540	$ 859
Average rate %	0.90%	2.00%	3.20%
Derivative financial instruments
Non-interest earning assets
Average balance	$ 20,305	$ 31,334	$ 25,959
Life insurance assets
Non-interest earning assets
Average balance	226	4,614	9,610
Assets held for sale
Non-interest earning assets
Average balance	4,590
Assets held for sale | Australia
Interest earning assets and interest income
Average balance	1,583
Interest income	$ 28
Average rate %	1.80%
Assets held for sale | Other overseas
Interest earning assets and interest income
Average balance	$ 2,560
Interest income	$ 100
Average rate %	3.90%
All other assets
Non-interest earning assets
Average balance	$ 61,478	$ 62,414	$ 60,231